Fair Value - Additional Information (Detail) - JPY (¥) ¥ in Billions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Carrying amounts of other equity interests of which fair value is not readily determinable	¥ 209		¥ 186
Net Derivative Asset Liability Measured On Recurring Basis Unobservable Inputs Reconciliation Transfers Into Level3		¥ 1
Net Derivative Asset Liability Measured On Recurring Basis Unobservable Inputs Reconciliation Transfers Out Of Level3	1	1
Senior borrowings and bonds
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
The differences between the aggregate fair value and aggregate unpaid principal balance of the notes for which the fair value option has been elected	11		¥ 14
Net unrealized gains (losses) resulting from changes in fair values of the notes	¥ (30)	17
Investment funds
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Underlying assets, estimated remaining liquidation period	10 years
Long-term debt
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of liabilities transferred out of Level 3	¥ 1	35
Fair value of liabilities transferred into Level 3	1	19
Trading securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of assets transferred out of Level 3	¥ 1	¥ 1